Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Defined benefit plan adjustments, tax	$ 0.5	$ 0	$ 16.8	$ 7.3	$ 12.2
Change in fair value of derivatives, tax	$ 0	$ 0.4	$ 0.2	$ 3.0	$ 8.2